Other Income and Expense Items (Tables)	12 Months Ended
Jun. 30, 2026
Other Income and Expense Items [Abstract]
Schedule of Other income	(a) Other income
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Interest	637,144	888,196	50,484
Research and Development tax incentive	10,097,238	9,368,544	1,292,578
	10,734,382	10,256,740	1,343,062

Schedule of Other Losses

(b) Other losses

	Notes	30 June 2026 $	30 June 2025 $	30 June 2024 $
Fair value adjustment on financing agreements		-	(489,787)	366,719
Net foreign exchange (Losses)/Gains		(655,393)	138,141	94,964
Loss on sale of available-for-sale assets	6(a)	(212,769)	-	(1,687,791)
		-	-	-
		(868,162)	(351,646)	(1,226,108)

Schedule of Breakdown of Expenses by Nature

(c) Breakdown of expenses by nature

	Notes	30 June 2026 $	30 June 2025 $	30 June 2024 $
General and administrative expenses
Accounting and audit		949,683	957,895	845,818
Consulting		406,564	286,138	95,179
Depreciation		7,331	7,331	7,534
Employee benefits		11,186,055	10,120,149	9,448,779
Insurance		341,658	105,762	359,209
Investor relations		472,262	313,671	323,588
Legal		631,909	656,036	164,754
Listing and share registry		188,341	190,795	193,797
Patent costs		244,529	205,017	204,163
Travel and entertainment		864,801	808,546	427,676
Other		922,569	986,673	968,749
		16,215,702	14,638,013	13,039,246

Research and development
Amortization		2,698,702	2,588,306	3,118,752
AVb6 Integrin (TRIMT)		918,221	1,876,983	993,645
Consulting Fees R&D		1,324,355	930,292	929,229
hu PSA Anti-body (Diaprost)		7,011,056	2,925,445	298,312
Impairment	6(b)(viii)	5,266,823	-	1,478,892
R&D Ventures		11,040,742	5,989,964	3,931,541
NanoMab		15,070,282	7,185,000	6,501,174
Neoindicate		351,529	437,400	529,424
Pivalate - Imperial		6,153,044	5,184,136	3,962,355
UCLA		-	226,063	1,253,493
Other		128,145	171,605	89,450
		49,962,899	27,515,194	23,086,267